S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 22, 2025 USD ($) $ / shares shares
Class A ordinary shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,000,000
Securities Issued or to be Issued, Shares (in Shares)	500,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,000,000
Class B ordinary shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares)	5,750,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Underwriters’ over allotment-option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000
Securities Issued or to be Issued, Shares (in Shares)	750,000